Offerings	Apr. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 3,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 517.88
Offering Note	1(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers any additional securities that may from time to time be offered or issued pursuant to the adjustment provisions of the below referenced plan to prevent dilution resulting from stock splits, stock dividends or similar transactions. 1(b) Represents shares of common stock, par value $0.001 per share ("Common Stock"), of the Registrant available for issuance but not yet issued as of the date of this registration statement under the Netlist, Inc. 2025 Equity Incentive Plan (the "Plan").
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	180,000
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 270,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37.29
Offering Note	2(a) Represents shares of Common Stock to be issuable upon the vesting of restricted stock units (the "Inducement RSU Awards") granted to certain employees of the Registrant pursuant to restricted stock unit agreements by and between the Registrant and each employee respectively (the "Inducement RSU Agreements"). The maximum number of shares which may be sold upon the vesting of the Inducement RSU Awards is subject to adjustment in accordance with certain anti-dilution and other provisions of the Inducement RSU Agreements. Pursuant to Rule 416 under the Securities Act, this Registration Statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be issuable after the operation of anti-dilution and other provisions of the Inducement RSU Agreements. 2(b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported by the OTCQB on April 7, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 225,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31.07
Offering Note	See Offering Note 2.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 75,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10.36
Offering Note	See Offering Note 2.